Subsequent events (Details Narrative)		12 Months Ended
	Jul. 31, 2025 SGD ($) $ / shares shares	Apr. 30, 2025 USD ($)	Apr. 30, 2025 SGD ($)
Subsequent Event [Line Items]
Stock Issued During Period, Value, New Issues		$ 193,000	$ 255,195
Subsequent Event [Member] | Minimum [Member]
Subsequent Event [Line Items]
Sale of Stock, Price Per Share | $ / shares	$ 4.00
Subsequent Event [Member] | Maximum [Member]
Subsequent Event [Line Items]
Sale of Stock, Price Per Share | $ / shares	$ 5.00
IPO [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Sale of Stock, Number of Shares Issued in Transaction | shares	2,700,000
Stock Issued During Period, Value, New Issues | $	$ 900,900
Proceeds from Issuance Initial Public Offering | $	$ 12,150,000